Property, Plant and Equipment, Net - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Depreciation charge	$ 1,753	$ 1,658	$ 1,464
Reduction in depreciation charges due to public funding	129	96	69
Property, plant and equipment, net	11,058	10,877
Proceeds from sale of tangible assets	9	5	8
Impairment of long-lived assets	169	0	$ 0
Buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	868	769
Impairment of long-lived assets	30
Facilities and leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	1,341	1,347
Impairment of long-lived assets	86
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	5,989	6,341
Impairment of long-lived assets	53
Variable interest entity, primary beneficiary | SANAN STMicroelectronics JV
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 433	$ 316